COMMITMENTS AND CONTINGENCIES (Detail Textuals) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments And Contingencies [Line Items]
Rental expenses under operating lease	¥ 58,317,758	¥ 47,896,817	¥ 24,404,690
Maximum
Commitments And Contingencies [Line Items]
Initial period of operating lease	3 years
Minimum
Commitments And Contingencies [Line Items]
Initial period of operating lease	1 year